Convertible preferred stock (Detail) - USD ($)	3 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2014	Oct. 31, 2014	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016	Dec. 31, 2014
Class of Stock [Line Items]
Preferred stock, authorized			10,000,000	10,000,000	10,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Issuance of stock/IPO proceeds, net of issuance costs			0
Preferred stock, carrying value			$ 0	$ 0	$ 0
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, authorized						16,000,000
Preferred stock, par value						$ 0.0001
Issuance of stock/IPO proceeds, net of issuance costs	15,775,221
Convertible preferred stock, automatic conversion, minimum share price	$ 1.00
Preferred stock, carrying value					15,637,032
Net proceeds from issuance of convertible preferred stock	$ 15,637,032
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, authorized			0			14,500,000
Preferred stock, par value						$ 0.0001
Issuance of stock/IPO proceeds, net of issuance costs		14,078,647
Convertible preferred stock, automatic conversion, minimum share price		$ 1.81
Preferred stock, carrying value					$ 25,394,135
Net proceeds from issuance of convertible preferred stock		$ 25,394,135